INCOME TAXES - Changes in deferred income tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in the net deferred income tax liability
Balance at beginning of year	$ (735.3)	$ (713.7)
Recognized in income as continuing operations	(84.2)	(19.4)
Recognized in other comprehensive income	10.0	(0.8)
Discontinued operations		(1.4)
Balance at end of year	$ (809.5)	$ (735.3)